BANK OVERDRAFT AND TERM FACILITIES (Details Textual) (USD $)	15 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Unsecured Debt [Member]	Mar. 31, 2013 Secured Debt [Member]	Mar. 31, 2013 Bank Overdrafts [Member]	Dec. 31, 2012 Bank Overdrafts [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 260,000
Line of Credit Facility, Interest Rate During Period		10.30%			11.00%
Repayments of Short-term Debt	5,000
Repayments of Debt			98,579	56,528
Gain (Loss) on Repurchase of Debt Instrument			$ 14,371	$ 56,528